Bank Loans (Summary Of Repayment Dates Of Long-term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Bank Loans [Abstract]
2013	$ 2,165
2014	349
2015	325
2016	281
2017	268
Thereafter	1,001
Total long-term loans	$ 4,389	$ 7,337